Operating Leases (Tables)	12 Months Ended
Mar. 31, 2024
Operating Leases [Abstract]
Schedule of Operating Lease Right of Use Assets	Operating lease right-of-use assets as of March 31, 2024 and 2023 were as follows:
	As of March 31,
	2024	2023

Office and warehouse*	$343,453	$361,092
Less: accumulated amortization	(107,605)	(55,042)
Total right-of-use assets, net	$235,848	$306,050

Schedule of Operating Lease Liabilities	Operating lease liabilities as of March 31, 2024 and 2023 consisted of the following:
	As of March 31,
	2024	2023

Office and warehouse	$235,848	$306,050
Total operating lease liabilities, net	$235,848	$306,050

Schedule of Analyzed for Reporting Purposes	Current portion and non-current portion of operating lease liabilities as of March 31, 2024 and 2023:
	As of March 31,
	2024	2023

Non-current portion of operating lease liabilities – related party	$177,538	$247,961
Current portion of operating lease liabilities – related party	58,310	58,089
Total operating lease liabilities	$235,848	$306,050

Schedule of Maturity Analysis of Operating Lease Liabilities	Maturity analysis of operating lease liabilities as of March 31, 2024 is as follows:
	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	69,305
Two years	500,400	69,305
Three years	500,400	69,305
Four years	375,300	51,978
Total undiscounted cash flows	1,876,500	$259,893
Less: imputed interest	(173,605)	(24,045)
Operating lease liabilities	1,702,895	235,848